Segment Information (Details) - Schedule of Presents Revenue by Segment	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Revenue	¥ 505,724,311	$ 73,323,133	¥ 473,247,283	¥ 404,931,954
Cost of revenue and related tax	(511,265,334)	(74,126,506)	(369,052,134)	(275,790,112)
Gross profit	(5,541,023)	$ (803,373)	104,195,149	129,141,842
Depreciation and amortization	3,956,837		4,019,884	4,479,972
Net income loss	(196,583,046)		52,930,624	86,910,391
IT related solution services [Member]
Segment Reporting Information [Line Items]
Revenue	300,808,236		108,175,596	95,629,319
Cost of revenue and related tax	(278,136,091)		(57,714,804)	(36,412,678)
Gross profit	22,672,145		50,460,792	59,216,641
Depreciation and amortization	51,190		105,523	521,378
Net income loss	(1,616,559)		27,851,387	45,611,024
Educational content service and other services [Member]
Segment Reporting Information [Line Items]
Revenue	204,916,075		365,071,687	309,302,635
Cost of revenue and related tax	(233,129,243)		(311,337,330)	(239,377,434)
Gross profit	(28,213,168)		53,734,357	69,925,201
Depreciation and amortization	3,905,647		3,914,361	3,958,594
Net income loss	¥ (194,966,487)		¥ 25,079,237	¥ 41,299,367